Financial Instruments - Inception Gains And Losses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss [abstract]
Unamortized net gain (loss) at beginning of year	$ (213)	$ (131)	$ (33)
New inception loss		(37)	(79)
Change resulting from amended contract		0	0
Change in foreign exchange rates		(10)	0
Amortization recorded in net earnings during the year		(35)	(19)
Unamortized net gain (loss) at end of year		(213)	$ (131)
Impacts of the PPA Contract Amendments
Changes in aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss [abstract]
Unamortized net gain (loss) at beginning of year	(213)
New inception loss	47
Change resulting from amended contract	190
Change in foreign exchange rates	6
Amortization recorded in net earnings during the year	(27)
Unamortized net gain (loss) at end of year	$ 3	$ (213)